UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.3%
	Shares	Value

Argentina — 0.2%
Petrobras Argentina ADR*	73,025	$615,601
Telecom Argentina ADR	113,725	1,380,621

		1,996,222

Brazil — 12.0%
Banco Bradesco ADR	67,478	1,035,113
Banco do Brasil	1,115,400	11,795,197
Centrais Eletricas Brasileiras ADR	252,446	1,724,206
Cia de Saneamento Basico do Estado de Sao Paulo ADR	144,519	12,197,404
Cia de Saneamento Basico do Estado de Sao Paulo	214,021	9,020,590
Cia de Saneamento de Minas Gerais-COPASA	165,000	4,035,624
Cia Energetica de Minas Gerais ADR	577,116	10,970,975
Cielo	610,360	17,838,405
Cosan	377,632	4,795,926
Cosan SA Industria Comercio	522,700	7,943,040
Duratex	126,700	738,857
Embratel Participacoes*	794	4
Multiplus	155,743	3,765,132
Obrascon Huarte Lain Brasil	87,400	753,213
Seara Alimentos* (A)	911	3
Tim Participacoes ADR	456,244	9,649,561
Totvs	9,900	182,134
Vale ADR, Cl B	923,965	16,677,568

		113,122,952

Chile — 1.0%
Administradora de Fondos de Pensiones Provida ADR	2,880	251,510
Cia Cervecerias Unidas ADR	6,013	398,241
Enersis ADR	508,898	8,422,262

		9,072,013

China — 8.1%
Agricultural Bank of China	5,535,000	2,236,473
Bank of China	11,325,000	4,307,567
Bank of Communications	345,000	227,540
Changyou.com ADR*	16,325	309,685
China Citic Bank	4,818,000	2,416,845
China Merchants Bank	118,000	216,155
China Petroleum & Chemical	16,882,000	15,204,879
China Sports International*	670,000	20,372
China Techfaith Wireless Communication Technology ADR*	46,083	48,387
China Telecom	24,472,000	12,705,019
Chongqing Rural Commercial Bank	607,000	234,193
Dongfeng Motor Group	4,670,000	6,446,798
Guangzhou R&F Properties	311,200	394,163
Harbin Power Equipment	794,000	591,967
Huaneng Power International	1,952,000	1,409,762
Industrial & Commercial Bank of China	7,169,000	4,087,714
Jiangling Motors	67,800	118,657
Luthai Textile	444,800	348,589

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
Perfect World ADR	299,451	$2,883,713
PetroChina	16,420,000	20,502,462
Qingling Motors	918,000	203,871
Shanda Games ADR	250,192	855,657
Shanghai Friendship Group	327,270	345,697
Shanghai Mechanical and Electrical Industry	268,300	243,006
Weiqiao Textile, Cl H	1,169,500	383,954

		76,743,125

Colombia — 0.1%
Ecopetrol ADR	13,648	781,075

Czech Republic — 0.2%
Komercni Banka	12,440	2,111,268

Egypt — 0.3%
Alexandria Mineral Oils	24,485	344,008
Commercial International Bank Egypt	223,642	1,004,345
Ezz Steel	408,960	498,010
Talaat Moustafa Group*	521,702	344,302
Telecom Egypt	282,406	584,825

		2,775,490

Hong Kong — 4.8%
Chaoda Modern Agriculture Holdings* (A)	374,000	22,439
China Minsheng Banking	6,140,500	5,679,109
China Mobile	3,028,000	35,333,820
Global Bio-Chemical Technology Group	1,316,000	151,738
Lenovo Group	5,862,000	4,042,466
Yuexiu Property	1,248,000	281,076

		45,510,648

India — 5.8%
Aditya Birla Nuvo	18,614	262,338
Allahabad Bank	570,960	1,366,270
Andhra Bank	677,845	1,236,068
Apollo Tyres	2,011,899	2,799,824
Aptech	68,832	84,990
Arvind*	431,623	554,250
Balrampur Chini Mills*	5,870	5,675
Bank of Baroda	560,986	6,592,253
Bank of India	41,596	221,976
Binani Industries	31,237	56,331
Cairn India*	39,792	237,343
Canara Bank	539,288	3,532,846
Deccan Chronicle Holdings*	117,886	32,595
Dena Bank	811,650	1,337,195
Grasim Industries	27,690	1,426,110
Gujarat State Fertilisers & Chemicals	51,767	322,547
Hindustan Unilever	194,019	1,627,219
Housing Development & Infrastructure*	661,721	938,869

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)
ICICI Bank	64,938	$1,117,499
IDBI Bank	1,448,632	2,285,260
Indian Bank	445,582	1,419,244
Indian Overseas Bank	409,577	531,936
ITC	378,314	1,751,203
Jammu & Kashmir Bank	9,254	151,379
JBF Industries	195,771	467,094
Karnataka Bank	123,476	210,762
MRF	24	4,125
NIIT Technologies	156,447	818,588
Oil & Natural Gas	798,579	4,091,120
Oriental Bank of Commerce	380,308	1,616,223
PSL	44,217	46,440
Punjab National Bank	275,529	3,584,129
Rajesh Exports	62,013	144,582
Sasken Communications Technologies	470,374	1,058,429
SRF	40,927	148,617
State Trading of India	324	1,429
Syndicate Bank	343,104	602,016
Tata Chemicals	49,825	273,035
Tata Motors	2,221,179	8,938,081
UCO Bank	125,996	157,104
Uflex	195,499	367,998
Union Bank of India	129,205	388,773
Vijaya Bank	1,654,439	1,584,025

		54,393,790

Indonesia — 1.3%
AKR Corporindo	3,624,500	1,388,301
Bakrie Sumatera Plantations	12,254,500	218,548
Bank Negara Indonesia Persero	4,991,500	2,086,422
Bank Rakyat Indonesia	1,794,500	1,317,278
Citra Marga Nusaphala Persada	1,357,000	288,606
Darma Henwa*	8,485,000	44,622
Gajah Tunggal	5,603,000	1,370,237
Global Mediacom	1,059,500	195,205
Indofood Sukses Makmur	3,497,500	1,987,412
Sampoerna Agro	651,835	205,670
Surya Semesta Internusa	4,902,000	590,901
Telekomunikasi Indonesia ADR	69,994	2,717,867

		12,411,069

Malaysia — 1.3%
Affin Holdings	157,800	183,510
DRB-Hicom	253,000	207,447
Kulim Malaysia	615,100	1,014,319
Malaysia Building Society	847,200	672,009
OSK Holdings	320,415	147,024
RHB Capital	110,300	259,026
Telekom Malaysia	4,615,200	8,312,000
Tenaga Nasional	215,900	465,026

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Malaysia — (continued)
UMW Holdings	309,200	$932,491
YTL	305,700	180,997

		12,373,849

Mexico — 4.4%
Alfa, Ser A	422,200	6,747,390
America Movil ADR, Ser L	297,109	7,929,839
Banregio Grupo Financiero	68,600	235,020
Bio Pappel*	169,500	103,113
Cemex ADR*	1,406,692	9,790,576
Gruma*	79,800	208,884
Grupo Aeroportuario del Pacifico	52,100	204,506
Grupo Aeroportuario del Pacifico ADR	23,545	926,731
Grupo Aeroportuario del Sureste ADR	2,626	234,003
Grupo Financiero Banorte	1,859,900	9,985,853
Grupo Mexico, Ser B	1,019,300	2,866,626
Grupo Modelo	113,400	1,025,831
Grupo Televisa ADR	50,377	1,148,092
Industrias CH, Cl B*	44,500	222,960

		41,629,424

Pakistan — 0.2%
Attock Refinery	268,591	352,740
Bank Alfalah	904,800	179,813
DG Khan Cement*	1,948,800	947,448
Pakistan Telecommunication*	1,728,382	256,518

		1,736,519

Philippines — 0.3%
Globe Telecom	6,955	190,755
Metropolitan Bank & Trust	344,570	823,101
Philippine National Bank*	226,380	405,305
Security Bank	71,010	239,691
Universal Robina	392,100	550,597

		2,209,449

Poland — 2.7%
BRE Bank*	2,218	188,585
Grupa Lotos*	26,695	208,375
Jastrzebska Spolka Weglowa	7,246	201,720
KGHM Polska Miedz	300,905	11,367,080
Polski Koncern Naftowy Orlen*	923,329	9,865,619
Tauron Polska Energia	2,824,186	3,880,297

		25,711,676

Russia — 4.8%
LUKOIL ADR	359,139	20,191,058
OAO Gazprom ADR	2,108,200	19,383,647
Surgutneftegas ADR	593,431	4,947,457
Tatneft ADR	19,662	735,547

		45,257,709

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Singapore — 0.0%
China Yuchai International	14,709	$187,393

South Africa — 3.5%
FirstRand	502,541	1,675,183
Imperial Holdings	650,024	14,835,230
Kumba Iron Ore	74,826	4,643,728
Liberty Holdings	40,944	462,851
MTN Group	289,238	5,199,921
Reinet Investments*	110,592	203,843
Sappi	54,763	164,384
Telkom	778,225	1,688,812
Vodacom Group	37,656	436,134
Woolworths Holdings	540,200	3,510,019

		32,820,105

South Korea — 18.9%
AtlasBX	262,941	5,978,353
Chong Kun Dang Pharm	8,530	157,171
CJ	108,326	6,987,100
Daeduck GDS	24,730	302,114
Daesang	540	6,717
Daou Data	44,716	141,003
Daou Technology	49,380	488,680
Dongwoo*	33,525	87,205
Ecoplastic	228,571	444,733
Global & Yuasa Battery	15,790	672,696
Green Cross Holdings	13,560	172,034
Halim*	18,328	33,757
Halla Engineering & Construction	10,470	87,763
Hana Financial Group	366,500	11,607,299
Hanil E-Wha	199,070	1,541,293
Hanwha	251,500	6,376,276
Hite Holdings	14,760	119,078
Humax	17,399	135,024
Husteel	22,760	452,404
Hwa Shin	18,740	160,853
Hyundai Motor	105,820	21,983,561
Industrial Bank of Korea	93,140	1,003,261
Inzi Controls	5,490	33,588
KB Financial Group	93,440	2,942,633
KCC	852	213,086
Kia Motors	246,037	16,866,014
Kolon	25,730	497,097
Korea Exchange Bank	411,250	3,036,188
KP Chemical	233,340	2,473,644
Kyeryong Construction Industrial	18,032	150,333
LG Display	499,210	10,664,002
LG Innotek	2,673	206,887
Neowiz*	6,358	72,836
Pacific	1,322	429,062

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
Samsung Electronics	47,375	$54,458,573
Samsung Heavy Industries	80,680	2,758,797
Shinhan Financial Group	9,085	288,161
SK Holdings	75,349	10,231,781
SK Telecom ADR	82,484	1,144,053
SK Telecom	8,976	1,140,626
Taekwang Industrial	160	113,468
Taeyoung Engineering & Construction	67,270	291,648
TS	22,368	383,427
Woori Finance Holdings	957,295	9,323,628
Youngone Holdings	21,582	1,142,466
YTN	66,226	210,628

		178,011,001

Taiwan — 11.3%
Acelon Chemicals & Fiber	4,440	2,440
AmTRAN Technology	720,000	553,282
AU Optronics	5,798,000	1,763,072
Cheng Loong	2,253,680	803,709
Chien Shing Stainless Steel*	30,000	2,822
China Life Insurance*	4,659,819	4,483,697
China Manmade Fibers*	2,416,000	805,444
China Metal Products	392,275	224,168
China Motor	714,000	605,095
China Petrochemical Development	1,389,300	1,134,292
Chinatrust Financial Holding	233,000	138,263
Chin-Poon Industrial	568,000	616,592
Chipbond Technology	1,290,000	1,609,648
ChipMOS Technologies*	12,097	132,704
Compal Electronics	8,101,169	7,546,744
CTCI	109,000	202,078
Elitegroup Computer Systems	642,000	252,163
Far EasTone Telecommunications	97,000	243,248
Feng TAY Enterprise	102,629	99,258
First Financial Holding	370,000	223,753
Forhouse	331,000	166,156
Formosa Taffeta	387,000	336,186
FSP Technology	217,357	185,746
Fubon Financial Holding	12,286,947	12,771,794
Gigabyte Technology	171,000	148,299
Global Brands Manufacture	367,000	156,082
GMI Technology	171,074	55,211
Grand Pacific Petrochemical	3,105,000	1,358,855
Hai Kwang Enterprise	303,571	103,862
Hannstar Board	509,234	236,127
Hon Hai Precision Industry	4,010,000	11,172,091
Inventec	6,423,852	1,912,383
King Yuan Electronics	2,127,000	924,760
King’s Town Bank*	308,000	201,958
Leader Electronics	188,673	76,528

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)
Lingsen Precision Industries	935,000	$477,141
LITE-ON IT	2,097,348	1,938,382
Lite-On Technology	6,914,533	8,640,351
Long Bon International	365,000	163,465
Mega Financial Holding	6,363,960	5,114,093
Mercuries & Associates	1,520,128	1,250,185
New Asia Construction & Development	647,539	177,568
Nien Hsing Textile	344,267	215,368
Pegatron	2,093,343	2,713,582
Pou Chen	7,282,270	6,557,647
Powerchip Technology*	10,993,000	195,937
P-Two Industries	49,000	27,205
Quanta Computer	99,000	256,094
Sanyang Industry*	734,680	477,317
Sigurd Microelectronics	300,000	217,094
Sinon	291,420	134,228
SinoPac Financial Holdings	2,259,134	966,418
Star Comgistic Capital	172,000	71,511
STATS ChipPAC Taiwan Semiconductor	147,000	156,649
Sun Financial Holding	242,000	131,397
Ta Chong Bank*	362,000	111,153
Taishin Financial Holding	7,110,337	2,857,393
Taiwan Business Bank*	573,365	166,315
Taiwan Pulp & Paper	634,940	193,496
Taiwan Semiconductor Manufacturing ADR	208,693	2,915,441
Taiwan Union Technology	9,000	4,221
Teco Electric and Machinery	2,701,000	1,708,071
Topco Scientific	115,000	183,437
TYC Brother Industrial	177,382	69,234
United Microelectronics	25,149,000	10,498,728
USI	3,645,762	3,426,418
Vanguard International Semiconductor	803,000	335,515
Walsin Technology	1,216,334	270,055
Wellypower Optronics	174,000	70,200
Winbond Electronics*	11,678,000	1,632,262
Wistron	174,300	186,161
Yageo	3,818,000	1,022,832

		106,781,074

Thailand — 6.4%
Advanced Info Service	2,291,700	14,491,231
Airports of Thailand	393,700	853,071
Bangchak Petroleum	3,006,000	2,107,087
Bangkok Bank	946,500	5,863,092
Bangkok Bank NVDR	303,800	1,881,888
Kiatnakin Bank	546,000	708,701
Krung Thai Bank	7,009,700	3,629,903
Krung Thai Bank NVDR	4,233,300	2,192,172
Lanna Resources	234,800	178,951
LPN Development	1,380,800	758,644

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Thailand — (continued)
Major Cineplex Group	441,700	$264,121
Property Perfect	23,528,300	820,070
PTT	905,400	9,327,547
Thanachart Capital	3,543,000	3,607,520
Thanachart Capital (Receipt)	406,200	413,587
Total Access Communication	3,962,400	10,314,814
TPI Polene	5,195,500	1,972,740
TPI Polene (Receipt)	837,600	318,038
Vinythai	317,300	182,788

		59,885,965

Turkey — 6.7%
Aksa Akrilik Kimya Sanayii	114,769	273,577
Alarko Holding	229,089	501,444
Anadolu Sigorta*	12,208	6,780
Arcelik	1,564,482	7,737,982
Aygaz	267,980	1,191,850
Eczacibasi Yatirim Holding Ortakligi	204,041	756,460
Eregli Demir ve Celik Fabrikalari	2,281,575	2,495,734
Gubre Fabrikalari*	132,716	1,101,965
Haci Omer Sabanci Holding	1,045,213	4,569,972
Ipek Matbacilik Sanayi Ve Ticaret*	356,462	822,510
Is Yatirim Menkul Degerler	198,057	189,811
Kardemir Karabuk Demir Celik Sanayi ve Ticaret	726,193	447,661
Koza Altin Isletmeleri	45,975	908,457
Koza Anadolu Metal Madencilik Isletmeleri*	608,259	1,429,755
Menderes Tekstil Sanayi ve Ticaret*	373,857	149,248
Pinar Entegre Et ve Un Sanayi*	43,360	129,630
Soda Sanayii*	119,148	207,751
Tekfen Holding	78,697	301,444
Tofas Turk Otomobil Fabrikasi	41,807	192,460
Turk Sise ve Cam Fabrikalari	4,987,478	6,930,178
Turkiye Garanti Bankasi	206,853	804,081
Turkiye Halk Bankasi	355,637	3,041,751
Turkiye Is Bankasi	5,756,815	16,810,493
Turkiye Vakiflar Bankasi Tao	5,670,092	11,838,843
Ulker Biskuvi Sanayi	79,115	329,896
Vestel Elektronik Sanayi ve Ticaret*	167,025	181,019

		63,350,752

TOTAL COMMON STOCK (Cost $829,904,671)		888,872,568

PREFERRED STOCK — 4.5%
Brazil — 4.5%
AES Tiete	13,000	183,974
Centrais Eletricas Brasileiras	328,220	3,190,583
Centrais Eletricas de Santa Catarina	4,274	80,091
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1	40
Cia de Bebidas das Americas ADR	579,358	22,334,251

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2012
(Unaudited)

PREFERRED STOCK — continued

	Shares	Value

Brazil — (continued)
Cia Energetica de Sao Paulo	154,700	$2,815,130
Cia Energetica do Ceara	8,800	164,946
Eletropaulo Metropolitana Eletricidade de Sao Paulo	252,861	2,402,500
Embratel Participacoes	60	—
Lojas Americanas	1	6
Metalurgica Gerdau	145,700	1,658,784
San Carlos Emprecendimentes e Participacoes* (A)	455	—
Vale, Cl A	547,400	9,736,839

TOTAL PREFERRED STOCK (Cost $40,111,985)		42,567,144

SHORT-TERM INVESTMENT — 0.7%
Union Bank N.A. Money Market Fund,Fiduciary Shares, 0.020% (B) (Cost $6,338,537)	6,338,537	6,338,537

TOTAL INVESTMENTS — 99.5% (Cost $876,355,193)†		$937,778,249

Percentages are based on Net Assets of $942,339,922.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total of such securities as of July 31, 2012, was $22,442 and represented 0.00% of net assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2012.

ADR —	American Depositary Receipt

Cl —	Class

NVDR —	Non-Voting Depository Receipt

Ser —	Series

†	At July 31, 2012, the tax basis cost of the Portfolio’s investments was $876,355,193 and the unrealized appreciation and depreciation were $162,978,488 and $(101,555,432), respectively.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
July 31, 2012
(Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of July 31, 2012 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$1,996,222	$—	$—	$1,996,222
Brazil	113,122,949	—	3	113,122,952
Chile	9,072,013	—	—	9,072,013
China	4,097,442	72,645,683	—	76,743,125
Colombia	781,075	—	—	781,075
Czech Republic	—	2,111,268	—	2,111,268
Egypt	584,825	2,190,665	—	2,775,490
Hong Kong	—	45,488,209	22,439	45,510,648
India	—	54,393,790	—	54,393,790
Indonesia	2,717,867	9,693,202	—	12,411,069
Malaysia	—	12,373,849	—	12,373,849
Mexico	41,629,424	—	—	41,629,424
Pakistan	179,813	1,556,706	—	1,736,519
Philippines	—	2,209,449	—	2,209,449
Poland	—	25,711,676	—	25,711,676
Russia	—	45,257,709	—	45,257,709
Singapore	187,393	—	—	187,393
South Africa	—	32,820,105	—	32,820,105
South Korea	1,144,053	176,866,948	—	178,011,001
Taiwan	3,048,145	103,732,929	—	106,781,074
Thailand	—	59,885,965	—	59,885,965
Turkey	—	63,350,752	—	63,350,752

Total Common Stock	$178,561,221	$710,288,905	$22,442	$888,872,568

Preferred Stock	42,567,144	—	—	42,567,144
Short-Term Investment	6,338,537	—	—	6,338,537

Total Investments in Securities	$227,466,902	$710,288,905	$22,442	$937,778,249

Of the Level 1 investments presented above, equity investments amounting to $3,933,380 were considered Level 2 investments at the beginning of the period. Of the Level 2 investments presented above, equity investments amounting to $642,248,364 were considered Level 1 investments at the beginning of the period. The primary reason for changes in the classification between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or the end of the period in relation to net assets.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-1100

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 92.4%
	Face Amount (000)*		Value
Argentina — 2.6%
Argentine Republic Government International Bond 7.000%, 10/03/15		275	$225,462
0.044%, 12/15/35 (A)		1,065	106,500
City of Buenos Aires 9.950%, 03/01/17 (B)		300	243,000

			574,962

Barbados — 0.5%
Barbados Government International Bond 6.625%, 12/05/35 (B)		115	103,500

Belarus — 0.5%
Republic of Belarus 8.750%, 08/03/15		110	107,800

Brazil — 5.3%
Brazil Letras do Tesouro Nacional 8.646%, 01/01/16 (C)	BRL	1,015	370,046
Brazil Notas do Tesouro Nacional, Series B 12.579%, 05/15/15	BRL	474	538,384
Brazil Notas do Tesouro Nacional, Series F 10.000%, 01/01/21	BRL	305	152,469
10.000%, 01/01/23	BRL	215	107,048

			1,167,947

Chile — 1.9%
Bonos del Banco Central de Chile en UF 3.000%, 02/01/16	CLP	203,291	426,080

Congo — 2.1%
Republic of Congo 3.000%, 06/30/13 (D)		589	460,892

Croatia — 1.0%
Croatia Government International Bond 6.750%, 11/05/19		200	210,000

Dominican Republic — 4.7%
Dominican Republic International Bond 15.000%, 04/05/19 (B)	DOP	32,000	824,317
14.000%, 02/06/15 (B)	DOP	8,000	208,668

			1,032,985

Ecuador — 1.2%
Ecuador Government International Bond 9.375%, 12/15/15		252	252,630

Germany — 0.9%
Kreditanstalt fuer Wiederaufbau MTN 7.125%, 11/15/12	EGP	1,200	194,240

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2012
(Unaudited)

GLOBAL BONDS — continued

	Face Amount (000)*		Value
Grenada — 0.5%
Grenada Government International Bond 4.500%, 09/15/13 (B) (D)		200	$104,000

Hungary — 6.0%
Hungary Government Bond 7.750%, 08/24/15	HUF	80,000	353,325
6.500%, 06/24/19	HUF	98,650	411,132
6.000%, 11/24/23	HUF	16,300	63,047
5.500%, 02/12/16	HUF	120,370	497,130

			1,324,634

Indonesia — 8.1%
Indonesia Treasury Bond 11.000%, 09/15/25	IDR	2,779,000	418,243
10.500%, 08/15/30	IDR	2,284,000	343,599
10.000%, 02/15/28	IDR	2,403,000	341,838
9.500%, 07/15/31	IDR	2,060,000	288,766
9.500%, 05/15/41	IDR	680,000	96,768
7.000%, 05/15/22	IDR	2,470,000	285,780

			1,774,994

Malaysia — 3.6%
Malaysia Government Bond 4.232%, 06/30/31	MYR	575	195,358
3.580%, 09/28/18	MYR	1,160	376,882
3.418%, 08/15/22	MYR	650	208,142

			780,382

Mexico — 4.1%
Mexican Bonos 8.500%, 05/31/29	MXP	3,230	308,425
8.500%, 11/18/38	MXP	2,091	198,476
7.750%, 11/13/42	MXP	1,700	149,617
Petroleos Mexicanos 7.650%, 11/24/21 (B)	MXP	3,100	251,618

			908,136

Nigeria — 3.8%
International Bank for Reconstruction & Development MTN 8.200%, 12/12/12	NGN	80,000	463,616
Nigeria Treasury Bill 17.575%, 02/07/13 (C)	NGN	44,100	253,766
15.388%, 11/08/12 (C)	NGN	18,000	107,888

			825,270

Philippines — 1.2%
Philippine Government International Bond 6.250%, 01/14/36	PHP	10,000	271,362

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2012
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)*		Value
Poland — 6.4%
Poland Government Bond 5.750%, 09/23/22	PLN	1,857	$592,532
5.750%, 04/25/29	PLN	345	110,754
5.500%, 10/25/19	PLN	1,120	354,018
5.000%, 04/25/16	PLN	1,165	356,525

			1,413,829

Russia — 6.4%
RusHydro Finance MTN 7.875%, 10/28/15	RUB	29,700	900,733
Russian Foreign Bond 7.850%, 03/10/18 (B)	RUB	15,000	497,393

			1,398,126

South Africa — 7.5%
South Africa Government Bond 10.500%, 12/21/26	ZAR	7,209	1,113,901
7.250%, 01/15/20	ZAR	2,310	290,748
6.250%, 03/31/36	ZAR	2,345	230,177

			1,634,826

Thailand — 4.3%
Thailand Government Bond 4.750%, 12/20/24	THB	5,695	203,304
3.650%, 12/17/21	THB	12,115	394,569
3.450%, 03/08/19	THB	6,275	200,774
1.200%, 07/14/21	THB	4,515	148,027

			946,674

Turkey — 4.5%
Turkey Government Bond 10.500%, 01/15/20	TRY	505	320,751
9.500%, 01/12/22	TRY	360	219,970
9.000%, 03/08/17	TRY	760	441,641

			982,362

Uganda — 4.6%
Republic of Uganda Government Bond 10.750%, 01/26/17	UGX	2,818,000	998,993

United Kingdom — 1.4%
Standard Bank MTN 12.390%, 08/12/12 (C)	RSD	30,000	311,161

Uruguay — 3.9%
Uruguay Government International Bond 5.000%, 09/14/18	UYU	7,455	603,503
4.250%, 04/05/27	UYU	3,275	254,188

			857,691

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2012
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)*/ Number of Warrants/ Shares		Value

Venezuela — 2.3%
Petroleos de Venezuela 5.250%, 04/12/17		145	$105,314
Venezuela Government International Bond 7.650%, 04/21/25		570	406,980

			512,294

Zambia — 3.1%
Republic of Zambia 11.986%, 04/09/13 (C)	ZMK	1,470,000	277,002
10.000%, 09/19/13	ZMK	2,105,000	399,891

			676,893

TOTAL GLOBAL BONDS (Cost $20,195,804)			20,252,663

WARRANTS — 2.0%
Nigeria — 1.1%
Central Bank of Nigeria, Expires 11/15/20‡		1,250	227,500

Venezuela — 0.9%
Venezuela Government International Bond Expires 04/15/20‡		7,000	204,750

TOTAL WARRANTS (Cost $456,000)			432,250

SHORT-TERM INVESTMENT — 2.5%
Union Bank N.A. Money Market, 0.020% (E) (Cost $549,328)		549,328	549,328

TOTAL INVESTMENTS — 96.9% (Cost $21,201,132)†			$21,234,241

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2012
(Unaudited)

The outstanding forward foreign currency contracts held by the Fund at July 31, 2012, is as follows:

Settlement Date	Currency to Receive (Thousands)		Currency to Deliver (Thousands)		Contract Value	Unrealized Appreciation (Depreciation)
8/6/12	UAH	3,466,750	USD	(425,000)	424,202	$(798)
8/7/12	USD	180,000	BRL	(369,738)	(180,187)	(187)
8/7/12	BRL	2,258,999	USD	(1,119,000)	1,100,896	(18,104)
8/13/12	USD	732,000	CLP	(363,678,900)	(751,733)	(19,733)
8/13/12	USD	210,000	TWD	(6,150,375)	(205,077)	4,923
8/13/12	CLP	227,871,500	USD	(446,000)	471,016	25,016
8/13/12	TWD	24,391,750	USD	(820,000)	(813,315)	(6,685)
8/14/12	USD	702,875	HUF	(166,656,940)	(726,294)	(23,419)
8/14/12	HUF	169,314,700	USD	(710,000)	737,877	27,877
8/22/12	USD	431,010	MYR	(1,371,635)	(437,512)	(6,502)
8/22/12	MYR	6,335,529	USD	(2,014,234)	2,020,834	6,600
8/24/12	USD	210,000	INR	(11,854,500)	(212,026)	(2,026)
8/24/12	INR	23,835,650	USD	(415,000)	426,317	11,317
8/28/12	USD	397,923	KZT	(59,887,350)	(399,116)	(1,193)
8/28/12	KZT	(59,887,350)	USD	(405,000)	399,116	(5,884)
8/30/12	ARA	1,003,000	USD	(200,000)	212,444	12,444
9/4/12	PEI	2,328,066	USD	(864,000)	883,567	19,567
9/6/12	USD	833,179	MXP	(11,533,375)	(864,045)	(30,866)
9/6/12	USD	183,815	PLN	(638,360)	(190,178)	(6,363)
9/6/12	PLN	3,154,458	USD	(914,251)	939,766	25,515
9/6/12	MXP	30,175,133	USD	(2,187,000)	2,260,629	73,629
9/10/12	USD	61,909	COP	(111,375,000)	(61,697)	212
9/10/12	COP	1,542,262,500	USD	(856,715)	854,341	(2,374)
9/11/12	USD	205,000	KRW	(238,927,500)	(210,697)	(5,697)
9/11/2012-10/24/12	GTQ	6,905,394	USD	(875,000)	876,496	1,496
9/11/12	KRW	239,696,250	USD	(205,000)	211,375	6,375
9/17/12	USD	631,000	IDR	(6,065,050,000)	(636,545)	(5,545)
9/17/12	IDR	9,599,898,000	USD	(1,005,145)	1,007,538	2,393
9/20/12	USD	905,556	CNY	(5,748,016)	(899,740)	5,816
9/20/12	CNY	5,748,016	USD	(909,000)	899,740	(9,260)
9/21/12	ZAR	7,639,440	USD	(916,000)	916,426	426
9/21/12	USD	270,000	ZAR	(2,233,980)	(267,988)	2,012
10/3/12	USD	98,811	CZK	(2,077,510)	(100,918)	(2,107)
10/3/12	CZK	2,077,510	USD	(103,000)	100,918	(2,082)
10/9/12	USD	215,000	RON	(791,209)	(210,592)	4,408
10/9/12	RON	791,209	USD	(204,923)	210,592	5,669
10/16/12	RUB	19,978,650	USD	(603,078)	611,926	8,848
10/17/12	USD	670,000	EUR	(546,845)	(673,513)	(3,513)
10/17/12	EUR	(326,655)	USD	(399,000)	402,319	3,319
10/17/12-6/27/14	TRY	2,999,847	USD	(1,442,000)	1,534,580	92,580
10/30/12	ZMK	954,080,000	USD	(178,000)	187,506	9,506
10/31/12	THB	27,728,750	USD	(875,000)	875,523	523
12/20/12	USD	446,251	KES	(40,582,100)	(459,667)	(13,416)
12/20/12	KES	40,582,100	USD	(403,000)	459,666	56,666
1/11/13	DOP	23,045,958	USD	(540,000)	567,432	27,432
1/24/13	USD	648,000	UAH	(6,058,800)	(710,184)	(62,184)
1/23/14	USD	205,000	TRY	(419,020)	(214,867)	(9,867)

						$196,764

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2012
(Unaudited)

The summary of counterparties for the outstanding forward foreign currency contracts held by the Fund at of July 31, 2012, is as follows:

CounterParty	Currency to Receive	Currency to Deliver	Unrealized Appreciation
Brown Brothers Harriman	$7,665,946	$(7,645,115)	$20,831
Citigroup	4,415,588	(4,323,718)	91,870
HSBC	424,207	(415,000)	9,207
UBS	16,137,946	(16,063,090)	74,856

			$196,764

For the period ended July 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Currency Legend

ARA	Argentine Peso	INR	Indian Rupee	RSD	Serbian Dinar
BRL	Brazilian Real	KES	Kenyan Shilling	RUB	Russian Federation Rouble
CLP	Chilean Peso	KRW	Republic of Korean Won	THB	Thailand Baht
CNY	China Yuan Renminbi	KZT	Kazakhstani Tenge	TRY	New Turkish Lira
COP	Colombian Peso	MXP	Mexican Peso	TWD	Taiwan Dollar
CZK	Czech Koruna	MYR	Malaysia Ringgit	UAH	Ukraine Hryvna
DOP	Dominican Peso	NGN	Nigerian Naira	UGX	Uganda Shillings
EGP	Eqyptian Pound	PEI	Peru Inti	USD	U .S. Dollar
EUR	Euro Dollar	PHP	Philippine Peso	UYU	Uruguayan Peso
GTQ	Guatamalan Quetzales	PLN	Polish Zloty	ZAR	South African Rand
HUF	Hungarian Forint	RON	Romanian Leu	ZMK	Zambian Kwacha
IDR	Indonesia Rupiah

Outstanding swap agreements held by the Fund at July 31, 2012, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Citigroup	FLOAT 3M IBRCOL	6.32%	03/14/22	COP	538,000,000	$4,213
Citigroup	FLOAT QUARTERLY KLIBOR	3.34%	01/20/17	MYR	1,644,000	4,926
Citigroup	FLOAT 6M BKIBOR	2.72%	07/30/14	THB	51,000,000	(1,425)
Citigroup	BRAZIL CETIP INTERBANK DEPOSI	0.09%	01/02/14	BRL	3,100,000	2,049

						$9,763

Credit Default Swaps on Sovereign Issues – Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
Republic of Turkey	Citigroup	1.00%	3/20/2014	2.14%	$440,000	$1,487	$(9,012)	$11,002

Percentages are based on Net Assets of $21,912,361.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2012 (Unaudited)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*	In U.S dollars unless otherwise indicated.

‡	Non-income producing security.

(A)	Floating rate security – Rate disclosed is the rate in effect on July 31, 2012.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on July 31, 2012. The coupon on a step bond changes on a specified date.

(E)	The rate reported is the 7-day effective yield as of July 31, 2012.

MTN –	Medium Term Note

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $21,201,132, and the unrealized appreciation and depreciation were $531,457 and $(498,348), respectively.

The summary of inputs used to value the Fund’s net assets as of July 31, 2012 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$20,252,663	$—	$20,252,663
Warrants	—	432,250	—	432,250
Short-Term Investment	549,328	—	—	549,328

Total Investments in Securities	$549,328	$20,684,913	$—	$21,234,241

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts – Appreciation*	$—	$434,569	$—	$434,569
Forward Currency Contracts – Depreciation*	—	(237,805)	—	(237,805)
Credit Default Swap*	—	11,002	—	11,002
Interest Rate Swaps*	—	9,763	—	9,763

Total Other Financial Instruments	$—	$217,529	$—	$217,529

Forward Currency Contracts and Swaps Contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2012 (Unaudited)

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between levels, if any, are considered to have occurred at the end of the period. For the period ended July 31, 2012, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

ACA-QH-003-1100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012